iShares
®
Global Utilities ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .0%
APA Group ............................. 159,982 $ 955,926
Origin Energy Ltd. ........................ 209,645 1,600,955
2,556,881
a
Austria  —  0 .3%
Verbund AG ............................ 10,277 746,226
a
Bermuda  —  0 .8%
Brookfield Infrastructure Partners LP ............ 55,945 1,944,655
a
Brazil  —  0 .9%
Axia Energia ............................ 111,194 1,026,010
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 57,391 1,381,559
2,407,569
a
Canada  —  2 .6%
Emera, Inc. ............................. 36,568 1,802,091
Fortis, Inc. ............................. 61,595 3,202,375
Hydro One Ltd.
(a)
......................... 38,764 1,543,160
6,547,626
a
Chile  —  0 .1%
Enel Americas SA ........................ 2,484,568 235,711
a
Colombia  —  0 .1%
Interconexion Electrica SA ESP ............... 53,947 352,162
a
Denmark  —  0 .4%
Orsted A.S.
(a) (b)
.......................... 56,379 1,076,239
a
Finland  —  0 .4%
Fortum OYJ ............................ 53,642 1,139,136
a
France  —  3 .3%
Engie SA .............................. 214,167 5,626,025
Veolia Environnement SA ................... 81,913 2,850,365
8,476,390
a
Germany  —  3 .7%
E.ON SE .............................. 270,559 5,123,013
RWE AG .............................. 81,583 4,322,826
9,445,839
a
Italy  —  5 .2%
Enel SpA .............................. 943,605 9,810,976
Snam SpA ............................. 249,531 1,658,101
Terna - Rete Elettrica Nazionale ............... 173,349 1,844,208
13,313,285
a
Japan  —  2 .6%
Chubu Electric Power Co., Inc. ................ 92,600 1,426,643
Kansai Electric Power Co., Inc. (The) ........... 125,000 1,963,085
Osaka Gas Co. Ltd. ....................... 48,400 1,681,749
Tokyo Gas Co. Ltd. ....................... 38,900 1,542,169
6,613,646
a
Portugal  —  0 .7%
EDP SA ............................... 370,984 1,708,673
a
Spain  —  7 .7%
Enagas SA ............................. 30,033 464,128
Endesa SA ............................. 39,734 1,430,280
Iberdrola SA ............................ 750,787 16,257,084
Naturgy Energy Group SA ................... 32,880 1,001,141
Security Shares Value
a
Spain (continued)
Redeia Corp. SA ......................... 35,734 $ 637,022
19,789,655
a
United Kingdom  —  6 .9%
Centrica PLC ........................... 570,715 1,301,264
National Grid PLC ........................ 605,931 9,294,060
Severn Trent PLC ........................ 32,830 1,232,801
SSE PLC .............................. 147,203 4,315,685
United Utilities Group PLC ................... 83,974 1,349,162
17,492,972
a
United States  —  62 .8%
AES Corp. (The) ......................... 86,742 1,243,880
Alliant Energy Corp. ....................... 31,401 2,041,379
Ameren Corp. ........................... 32,965 3,291,885
American Electric Power Co., Inc. .............. 65,169 7,514,637
American Water Works Co., Inc. ............... 23,818 3,108,249
Atmos Energy Corp. ....................... 19,532 3,274,149
CenterPoint Energy, Inc. .................... 79,552 3,050,024
CMS Energy Corp. ........................ 37,123 2,596,011
Consolidated Edison, Inc. ................... 44,032 4,373,258
Constellation Energy Corp. .................. 38,036 13,436,978
Dominion Energy, Inc. ...................... 104,134 6,101,211
DTE Energy Co. ......................... 25,327 3,266,676
Duke Energy Corp. ....................... 94,745 11,105,061
Edison International ....................... 46,932 2,816,859
Entergy Corp. ........................... 54,341 5,022,739
Evergy, Inc. ............................. 28,044 2,032,910
Eversource Energy ....................... 45,702 3,077,116
Exelon Corp. ............................ 123,122 5,366,888
FirstEnergy Corp. ........................ 63,373 2,837,209
NextEra Energy, Inc. ...................... 253,688 20,366,073
NiSource, Inc. ........................... 57,985 2,421,454
NRG Energy, Inc. ......................... 23,319 3,713,317
PG&E Corp. ............................ 267,851 4,304,366
Pinnacle West Capital Corp. ................. 14,701 1,303,979
PPL Corp. ............................. 90,210 3,159,154
Public Service Enterprise Group, Inc. ........... 60,891 4,889,547
Sempra ............................... 79,488 7,017,995
Southern Co. (The) ....................... 134,033 11,687,678
Vistra Corp. ............................ 38,782 6,256,700
WEC Energy Group, Inc. .................... 39,637 4,180,118
Xcel Energy, Inc. ......................... 72,051 5,321,687
160,179,187
a
Total Common Stocks — 99.5%
(Cost: $ 227,062,921 ) ................................ 254,025,852
a
Preferred Stocks
Brazil  —  0 .1%
Axia Energia , Class C, Preference Shares , NVS
(b)
... 35,484 318,075
a
Total Preferred Stocks — 0.1%
(Cost: $ 237,420 ) ................................... 318,075
a
Total Long-Term Investments — 99.6%
(Cost: $ 227,300,341 ) ................................ 254,343,927

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Global Utilities ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................ 1,188,148 $ 1,188,148
a
Total Short-Term Securities — 0.5%
(Cost: $ 1,188,148 ) .................................. 1,188,148
Security Value
Total Investments —   100 .1%
(Cost: $ 228,488,489 ) ................................ $ 255,532,075
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (301,665)
Net Assets — 100.0% ................................. $ 255,230,410
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
. $ —  $ —  $ —
(b)
$ —  $ —  $ —  —  $ 896
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 960,000  228,148
(b)
—  —  —  1,188,148  1,188,148  29,379  —
$ —  $ —
$ 1,188,148
$ 30,275  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index ......................................................... 9 03/20/26 $ 780 $ (4,802)

iShares
®
Global Utilities ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 170,453,910  $ 83,571,942  $ —  $ 254,025,852
Preferred Stocks ......................................... 318,075  —  —  318,075
Short-Term Securities
Money Market Funds ...................................... 1,188,148  —  —  1,188,148
$ 171,960,133  $ 83,571,942  $ —  $ 255,532,075
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (4,802) $ —  $ —  $ (4,802)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)